Cover	Aug. 29, 2025
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	client is making changes and adding exhibits
Entity Registrant Name	AETHLON MEDICAL, INC.
Entity Central Index Key	0000882291
Entity Tax Identification Number	13-3632859
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11555 Sorrento Valley Road
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(619)
Local Phone Number	941-0360
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false